GENERAL	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited, which was owned by World Shipholding Limited.

As of December 31, 2019, our fleet comprises of eleven LNG carriers, one Floating Storage Regasification Unit ("FSRU") and two Floating Liquefaction Natural Gas vessels ("FLNGs"). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of ten vessels and Golar Power Limited's ("Golar Power") fleet of three vessels. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of seventeen LNG carriers, eight FSRUs and two FLNGs.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Going Concern

The financial statements have been prepared on a going concern basis.

To address our anticipated capital expenditures, refinancings and working capital requirements over the next 12 months, we are in ongoing discussions with various financial institutions for funding sources that we could utilize to fund our capital commitments, investments, working capital and the scheduled repayments of long and short-term debt balances. The main items management considered were:

•The refinancing of the $150 million term loan facility due in November 2020;
•The extension of the Seal facility's put option due to expire in January 2021;
•Our ability to refinance assets to improve on existing leverage ratios; and
•The anticipated positive impact on cash flows for the next 12 months as of April 30, 2020 as a result of the planned renegotiation of the Gimi EPC contracts.

On April 7, 2020, we announced that we have received written notification of a force majeure claim by BP under the Lease and Operate Agreement for the Gimi GTA Project. The notice received from BP claims that due to the recent outbreak of COVID-19 around the globe, it is unable to be ready to receive the Gimi on the 2022 target connection date. BP currently estimates that the consequential delay caused by the claimed force majeure event is approximately one year and that it is not currently possible to mitigate or shorten this delay.

While we believe it is probable that we will be able to obtain the necessary funds and have a track record of successfully refinancing our existing debt requirements and sourcing new funding, primarily as a result of the strong fundamentals of our assets (including contracted cash flows and existing leverage ratios), we cannot be certain that these will be executed in time or at all. Global financial markets and economic conditions have been, and continue to be, volatile associated with the spread of COVID-19. However, we continue to have productive discussions with financial institutions, and believe that these recent developments are not likely to have a material effect on our ability to refinance existing facilities and access new funding sources.

Further, if market and economic conditions are favorable, we may also consider further issuances of corporate debt or equity to increase liquidity. Sources of funding for our medium and long-term liquidity requirements are continually reviewed by management and include new loans, refinancing of existing financing arrangements, public and private debt or equity offerings, and potential sales of our interests in our vessel owning subsidiaries operating under long-term charters.

Accordingly, we believe that, based on our plans as outlined above, we will have sufficient resources to meet our anticipated liquidity requirements for our business for at least the next 12 months as of April 30, 2020 and that our working capital will be sufficient for our present requirements. We have performed stress testing of our forecast cash reserves under various theoretical scenarios, which include assumptions such as significantly reduced revenue contributions from our fleet for uncontracted periods without commensurate reduction in operating costs, and accordingly are confident of our ability to manage through the near-term cash requirements.